Income Taxes (Tables)	6 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	June 30, 2020	December 31, 2019
Current	$2,165	$58,386
Total	$2,165	$58,386